SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	€ 210,407	€ 200,704	€ 161,647
Depreciation and amortization	(645)	(388)	(114)
Operating expenses	(204,669)	(196,373)	(176,401)
Net finance income/(costs)	(2,426)	1,041	5,826
NET INCOME/(LOSS) BEFORE TAX	3,312	5,372	(8,928)
Income tax benefit/(expense)	2,017	1,462	(6,513)
NET INCOME/(LOSS) FOR THE YEAR	1,295	3,910	(2,415)
Attributable to non-controlling interests	3	2	2
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	90,533	87,778	75,669
Personnel expenses	(2,718)	(2,360)	(1,968)
Depreciation and amortization	(139)	(123)	(24)
Other operating expenses	(73,485)	(67,786)	(60,362)
Operating expenses	(76,342)	(70,269)	(62,354)
OPERATING INCOME/(LOSS)	14,191	17,509	13,315
Finance income	1,710	2,105	1,030
Finance costs	(36)	(69)	(51)
Net finance income/(costs)	1,674	2,036	979
NET INCOME/(LOSS) BEFORE TAX	15,865	19,545	14,294
Income tax benefit/(expense)	(1,803)	(4,154)	(1,500)
NET INCOME/(LOSS) FOR THE YEAR	14,062	15,391	12,794
Attributable to equity holders of the Company	14,062	15,391	12,794
Attributable to non-controlling interests
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	107,221	95,699	73,315
Personnel expenses	(2,267)	(1,746)	(1,776)
Depreciation and amortization	(17)	(30)	(32)
Other operating expenses	(103,145)	(96,322)	(83,181)
Operating expenses	(105,429)	(98,098)	(84,989)
OPERATING INCOME/(LOSS)	1,792	(2,399)	(11,674)
Finance income	1,154	622	6,552
Finance costs	(1,185)	(3,552)	(4,920)
Net finance income/(costs)	(31)	(2,930)	1,632
NET INCOME/(LOSS) BEFORE TAX	1,761	(5,329)	(10,042)
Income tax benefit/(expense)	(11)	7	(8)
NET INCOME/(LOSS) FOR THE YEAR	1,750	(5,322)	(10,050)
Attributable to equity holders of the Company	1,747	(5,324)	(10,052)
Attributable to non-controlling interests	3	2	2
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	12,652	17,216	12,663
Personnel expenses	(1,094)	(1,372)	(992)
Depreciation and amortization	(13)	(9)	(8)
Other operating expenses	(12,688)	(20,380)	(19,484)
Operating expenses	(13,795)	(21,761)	(20,484)
OPERATING INCOME/(LOSS)	(1,143)	(4,545)	(7,821)
Finance income	3,451	11,522	8,989
Finance costs	(7,056)	(5,984)	(8,579)
Net finance income/(costs)	(3,605)	5,538	410
NET INCOME/(LOSS) BEFORE TAX	(4,748)	993	(7,411)
Income tax benefit/(expense)	(8)	27	202
NET INCOME/(LOSS) FOR THE YEAR	(4,756)	1,020	(7,209)
Attributable to equity holders of the Company	(4,756)	1,020	(7,209)
Attributable to non-controlling interests
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	60,918	52,204	45,263
Personnel expenses	(18,925)	(13,306)	(12,701)
Depreciation and amortization	(476)	(226)	(50)
Other operating expenses	(50,619)	(44,906)	(41,086)
Operating expenses	(70,020)	(58,438)	(53,837)
OPERATING INCOME/(LOSS)	(9,102)	(6,234)	(8,574)
Finance income	21,189	4,659	28,553
Finance costs	(8,113)	(8,262)	(275,423)
Net finance income/(costs)	13,076	(3,603)	(246,870)
NET INCOME/(LOSS) BEFORE TAX	3,974	(9,837)	(255,444)
Income tax benefit/(expense)	(195)	2,658	7,819
NET INCOME/(LOSS) FOR THE YEAR	3,779	(7,179)	(247,625)
Attributable to equity holders of the Company	3,779	(7,179)	(247,625)
Attributable to non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(60,917)	(52,193)	(45,263)
Personnel expenses
Depreciation and amortization
Other operating expenses	60,917	52,193	45,263
Operating expenses	60,917	52,193	45,263
OPERATING INCOME/(LOSS)
Finance income	(20,857)	(10,727)	(23,406)
Finance costs	7,317	10,727	273,081
Net finance income/(costs)	(13,540)		249,675
NET INCOME/(LOSS) BEFORE TAX	(13,540)		249,675
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE YEAR	(13,540)		249,675
Attributable to equity holders of the Company	(13,540)		249,675
Attributable to non-controlling interests
Total Group [Member]
IfrsStatementLineItems [Line Items]
Revenue	210,407	(200,704)	161,647
Personnel expenses	(25,004)	(18,784)	(17,437)
Depreciation and amortization	(645)	(388)	(114)
Other operating expenses	(179,020)	(177,201)	(158,850)
Operating expenses	(204,669)	(196,373)	(176,401)
OPERATING INCOME/(LOSS)	5,738	4,331	(14,754)
Finance income	6,647	8,181	21,718
Finance costs	(9,073)	(7,140)	(15,892)
Net finance income/(costs)	(2,426)	1,041	5,826
NET INCOME/(LOSS) BEFORE TAX	3,312	5,372	(8,928)
Income tax benefit/(expense)	(2,017)	(1,462)	6,513
NET INCOME/(LOSS) FOR THE YEAR	1,295	3,910	(2,415)
Attributable to equity holders of the Company	1,292	3,908	(2,417)
Attributable to non-controlling interests	€ 3	€ 2	€ 2